Related Party Transactions - Narrative (Details) shares in Thousands					1 Months Ended		12 Months Ended
	Oct. 20, 2021 USD ($)	Aug. 12, 2021 USD ($)	Apr. 07, 2020	Oct. 22, 2019 shares	Aug. 31, 2022 USD ($) shares	May 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 01, 2022	Feb. 28, 2022	Jan. 01, 2022	Dec. 01, 2021	Nov. 30, 2021	Dec. 13, 2019 shares	Jan. 18, 2019 shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
Termination notice master agreement							3 months
Termination fee equal to a term for management fees							3 months
Equity investment, aggregate cost																	$ 100,000,000
Equity investment (in shares) | shares															4,400	5,400	54,100
Reverse stock split conversion ratio			0.1
One-time stock dividend (in shares) | shares				1,000
Sale of equity investment (in shares) | shares					2,160	2,250
Sale of equity investment					$ 82,500,000	$ 42,700,000	$ 82,497,000	$ 64,155,000	$ 42,711,000
Related party transaction fee, percentage of outstanding balance										0.050				0.003
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage								3.70%									10.90%
Sale of equity investment							$ 82,497,000	$ 0
$87.7 Million Subordinated Debt
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage											8.00%
Seajacks International Limited
Related Party Transaction [Line Items]
Common stock held by subsidiary (in shares) | shares							3,700
Seajacks International Limited | $87.7 Million Subordinated Debt
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage												8.00%	5.50%	1.00%
Long-term debt assumed		$ 87,700,000
Seajacks International Limited | $70.7 Million Redeemable Notes
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage								5.50%				8.00%
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Termination notice master agreement							24 months
Termination notice payment in months,master agreement							24 months
SCM
Related Party Transaction [Line Items]
Commercial management fee payable to SCM (per vessel per day)							$ 300		$ 300
Commission payable to SCM of gross revenues per charter							1.75%
Number of months to exit the pool for vessels that do have provisions							12 months
Commercial management commissions on gross revenue vessels outside of pool									1.75%
Sumec Vessels
Related Party Transaction [Line Items]
Vessels chartered | vessel									4
SSM
Related Party Transaction [Line Items]
Related party transaction, fee paid for technical advice and services	$ 671,200
Monthly amount due to related party	$ 41,667
Annual fee per vessel to provide technical management service									$ 160,000
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
Equity investment, aggregate cost																	$ 100,000,000
Equity investment (in shares) | shares																	54,100
Equity raise																	$ 337,000,000
Senior Management | Seajacks International Limited
Related Party Transaction [Line Items]
Consideration paid to executives in connection with acquisition								$ 30,000,000
Period for which executive officers will not receive salary payments in connection with acquisition		3 years
Period for which executive officers will not receive bonus payments in connection with acquisition		4 years
Affiliates of Scorpio Services Holding Limited | Transfer Of Lease Financing Arrangements
Related Party Transaction [Line Items]
Consideration received for transfer of lease								$ 16,000,000
Minimum | SSM
Related Party Transaction [Line Items]
Construction supervisory services payable per vessel									200,000
Maximum | SSM
Related Party Transaction [Line Items]
Construction supervisory services payable per vessel									$ 500,000
Sumec Vessels | Minimum
Related Party Transaction [Line Items]
Bareboat charter agreement time period									24 months
Sumec Vessels | Maximum
Related Party Transaction [Line Items]
Bareboat charter agreement time period									27 months